Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

21    Revenue

The Company’s net revenue is as follows:

	2020	2019	2018
Educational content	998,373	570,292	377,143
Other	4,534	2,820	4,102
Deductions:
Taxes	(1,197)	(275)	(264)
Net revenue	1,001,710	572,837	380,981

	2020			2019			2018
Segments	Core	Supplemental	Total	Core	Supplemental	Total	Core	Supplemental	Total
Type of goods or service
Educational content	839,383	157,793	997,176	433,326	136,853	570,179	299,203	77,940	377,143
Other	1,762	2,772	4,534	46	2,612	2,658	3,828	10	3,838
Total net revenue from contracts with customers	841,145	160,565	1,001,710	433,372	139,465	572,837	303,031	77,950	380,981
Timing of revenue recognition
Transferred at a point in time	841,145	160,565	1,001,710	433,372	139,465	572,837	303,031	77,950	380,981
Total net revenue from contracts with customers	841,145	160,565	1,001,710	433,372	139,465	572,837	303,031	77,950	380,981

The Company’s revenues from contracts with customers are all in Brazil.

The Company recognized impairment losses on trade receivables arising from contracts with customers, included under selling expenses in the statement of income (loss) of R$ 34,684, R$ 17,392 and R$ 9,588 for the years ended December 31, 2020, 2019 and 2018, respectively.

Revenue Indirect tax benefits

The Company is not subjected to the payment of the social integration program tax (Programa de Integração Social, or PIS) and the social contribution on revenues tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the sale of books. The sale of printed and digital books is also exempt from the Brazilian municipal taxes and from the Brazilian value added tax (Imposto sobre Operações relativas à Circulação de Mercadorias e sobre Prestações de Serviços de Transporte Interestadual e Intermunicipal e de Comunicação, or ICMS).